SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Dec. 31, 2025	Dec. 31, 2024
Year End [Member]
Debt Instrument [Line Items]
US$ to S$ Average Rate	1.2962	1.3435
Average Rate [Member]
Debt Instrument [Line Items]
US$ to S$ Average Rate	1.3114	1.3367